Intangible Assets (Detail) (USD $)	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Historical Cost	$ 68,400	$ 2,161,400	$ 68,400	$ 0
Accumulated Amortization	(5,973)	(249,568)	(8,773)	0
Net Amount	62,427	1,911,832	59,627	0
Whittier- exclusivity [Member]
Finite-Lived Intangible Assets [Line Items]
Historical Cost	40,000			0
Accumulated Amortization	(4,082)			0
Net Amount	35,918			0
Useful Life Original (Years)	4 years
Useful Life Remaining (Years)	3 years 7 months 6 days
Whittier- non compete [Member]
Finite-Lived Intangible Assets [Line Items]
Historical Cost	20,000			0
Accumulated Amortization	(1,633)			0
Net Amount	18,367			0
Useful Life Original (Years)	5 years
Useful Life Remaining (Years)	4 years 7 months 6 days
Fletcher- non compete [Member]
Finite-Lived Intangible Assets [Line Items]
Historical Cost	6,000			0
Accumulated Amortization	(137)			0
Net Amount	5,863			0
Useful Life Original (Years)	3 years
Useful Life Remaining (Years)	2 years 10 months 24 days
Eagle Rock- non compete [Member]
Finite-Lived Intangible Assets [Line Items]
Historical Cost	2,400			0
Accumulated Amortization	(121)			0
Net Amount	$ 2,279			$ 0
Useful Life Original (Years)	3 years
Useful Life Remaining (Years)	2 years 9 months 18 days